40 Assets held for sale and discontinued operations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net Operating Revenue	R$ 18,633,249
Operating costs and expenses	(13,347,822)
Gross Profit	5,285,427
Selling expenses	(159,825)
General and administrative expenses	(809,408)
Other operational income (expenses)	(256,475)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	(1,032,161)
Profit (Loss) before financial results and taxes	4,253,266
Financial results	866,271
Operating profit	5,119,537
Income tax and social contribution	1,285,365
Net income (Loss)	75,578
Discontinued operations [member]
AssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Net Operating Revenue	355,843	R$ 375,028	R$ 384,316
Operating costs and expenses	(100,684)	(296,028)	(128,780)
Gross Profit	255,159	79,000	255,536
Selling expenses	(31,244)	(31,286)	(43,295)
General and administrative expenses	(21,333)	(23,010)	(16,691)
Other operational income (expenses)	(50,518)	(136,310)	(52,686)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	(103,095)	(190,606)	(112,672)
Profit (Loss) before financial results and taxes	152,064	(111,606)	142,864
Financial results	(33,378)	(33,122)	(24,905)
Operating profit	118,686	(144,728)	117,959
Income tax and social contribution	(43,108)	36,335	(40,826)
Net income (Loss)	R$ 75,578	R$ (108,393)	R$ 77,133